SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Notes and other explanatory information [abstract]
Income (loss) before tax	$ (47,588,970)	$ (18,466,962)	$ (1,658,404)
Income tax rate	27.00%	27.00%	27.00%	23.00%
Expected income expense (recovery)	$ (12,851,939)	$ (4,889,258)	$ (460,055)
Permanent differences	8,738,305	971	(216,957)
Prior years reassessment of tax expense
Change in unrecognized deferred assets	1,907	(20,073)	43,428
Change in valuation allowance	4,085,102	4,600,864	542,633
Other	27,912	335,655	97,231
Total income tax expense	1,287	28,159	6,280
Current income tax	1,287	28,159	6,280
Deferred income tax